Commitments - Additional Information (Detail) - USD ($)	1 Months Ended
	Jun. 30, 2020	Sep. 30, 2020
Percentage of holders entitled to make demands	40.00%	40.00%
Underwriting fee, per unit	$ 0.35	$ 0.35
Deferred underwriting fees payable	$ 7,000,000	$ 7,000,000
Underwriting discount	$ 0.20
Deferred underwriting discount payable	$ 4,000,000
Over-Allotment Option [Member]
Deferred underwriting fees payable	8,050,000
Deferred underwriting discount payable	$ 4,600,000
Proposed public offering [Member] | Over-Allotment Option [Member]
Stock shares issued during the period	3,000,000